Finance Income and Finance Costs - Summary of Finance Costs (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Finance Income And Finance Costs [Abstract]
Interest charges and other finance costs					$ 540,143	$ 622,841
Interest expense on loans and borrowings					1,000,000	293,250
Warrants issuance costs					603,835	870,690
Finance costs	$ 1,362,776	$ 363,466	$ 2,658,305	$ 1,180,368	$ 2,143,978	$ 1,786,781